Summary of Significant Accounting Policies (FY) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jul. 27, 2022	Jan. 19, 2022	Dec. 31, 2021
Cash equivalents	$ 0	$ 0			$ 0
FDIC Insurance coverage amount	250,000	250,000
Unrecognized tax benefits	0	0			0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0			$ 0
Anti-dilutive securities attributable to warrants (in shares)	17,876,330	17,876,330
Net asset value per share	$ 1	$ 1
Working Capital Convertible Debt [Member]
Embedded Derivative, Fair Value of Embedded Derivative Liability	$ 0	$ 500,000
Sponsor [Member] | Working Capital Convertible Debt [Member]
Debt Instrument, Face Amount				$ 500,000
Debt Instrument Convertible Into Equity Related Warrants				$ 500,000
Debt Instrument, Convertible, Conversion Price			$ 1.5	$ 1.5
Class A ordinary Shares Subject to Possible Redemption
Class A ordinary shares subject to possible redemption (in shares)	635,778	48,300,000			48,300,000